Share-Based Termination Liability (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 19, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Share-Based Termination Liability [Line Items]
Company issued shares			600,000
Paying supplier (in Dollars)	$ 1.0
Supplier shares issued	150,000
Considered termination	Jul. 13, 2023
Percentage of offering estimated						90.00%
Percentage of offering occurred estimated						10.00%
Landlord [Member]
Share-Based Termination Liability [Line Items]
Company issued shares					600,000
BOLT THREADS, INC. [Member]
Share-Based Termination Liability [Line Items]
Company issued shares			600,000
Paying supplier (in Dollars)	$ 1.0	$ 1.0				$ 0.2
Supplier shares issued	150,000
Considered termination	Jul. 13, 2023
Percentage of offering estimated						90.00%
Percentage of offering occurred estimated						10.00%
Common Stock [Member]
Share-Based Termination Liability [Line Items]
Company issued shares				8,048,573
Common Stock [Member] | Landlord [Member]
Share-Based Termination Liability [Line Items]
Company issued shares	750,000